Share Capital - Options by exercise price (Details)	12 Months Ended
	Dec. 31, 2025 Equityinstruments $ / shares	Dec. 31, 2024 Equityinstruments	Jun. 30, 2024 Equityinstruments
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	11,678,698	10,647,246	9,070,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 1 month 20 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.4
Number Exercisable, Options Exercisable | Equityinstruments	7,304,082
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.95
2.66
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.66
Number Exercisable, Options Exercisable | Equityinstruments	400,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.66
4.78
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
4.94
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 2 months 4 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
6.52
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 2 months 15 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
Number Exercisable, Options Exercisable | Equityinstruments	170,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
7.45
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
3.77
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	2,875,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
Number Exercisable, Options Exercisable | Equityinstruments	2,875,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
3.85
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 4 months 24 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
Number Exercisable, Options Exercisable | Equityinstruments	150,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
2.97
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 8 months 26 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
Number Exercisable, Options Exercisable | Equityinstruments	583,332
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
1.07
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 3 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
Number Exercisable, Options Exercisable | Equityinstruments	50,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
1.13
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	1,063,394
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 7 months 9 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.13
Number Exercisable, Options Exercisable | Equityinstruments	354,465
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.13
1.36
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	2,000,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 1 day
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
Number Exercisable, Options Exercisable | Equityinstruments	1,333,334
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
1.42
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	863,852
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 11 months 19 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42
Number Exercisable, Options Exercisable | Equityinstruments	487,951
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42
1.35
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	1,598,853
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 2 months 26 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.35
Number Exercisable, Options Exercisable | Equityinstruments	300,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.35
1.27
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	557,599
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 3 months
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.27
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.27
1.78
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 5 months 23 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.78
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.78
2.92
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	250,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 7 months 17 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.92
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.92